Trading Advisors - Additional Information (Detail)		1 Months Ended	2 Months Ended		3 Months Ended		5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended			23 Months Ended
	May 31, 2016	Jan. 31, 2016	Feb. 29, 2016	Feb. 28, 2014	Mar. 31, 2016	Mar. 31, 2014	May 31, 2014	Jun. 30, 2016	Aug. 07, 2014	Aug. 07, 2014	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2016
EMC [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name												EMC Capital Advisors, LLC ("EMC")
Incentive fee, monthly trading profits basis												20.00%
Graham [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name												Graham Capital Management, L.P. ("Graham")
Management fee, monthly basis												0.1458%
Management fee, annual basis												1.75%
Incentive fee, monthly trading profits basis												20.00%
Rabar [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name												Rabar Market Research, Inc. ("Rabar")
Management fee, monthly basis												0.1667%
Management fee, annual basis												2.00%
Incentive fee, monthly trading profits basis												20.00%
Altis [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis						0.3333%		0.1042%
Management fee, annual basis						2.00%		1.25%
Incentive fee, monthly trading profits basis	20.00%
Northfield [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis									0.0833%
Management fee, annual basis									1.00%
Incentive fee, monthly trading profits basis										20.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Aventis [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name												Aventis
Management fee, monthly basis				0.125%								0.1042%
Management fee, annual basis				1.50%								1.25%
Incentive fee, quarterly trading profits basis												20.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name												PGR
Management fee, monthly basis												0.0833%
Management fee, annual basis												1.00%
Incentive fee, yearly trading profits basis												20.00%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Blenheim [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis				0.25%											0.1666%
Management fee, annual basis				3.00%											2.00%
Incentive fee, quarterly trading profits basis		20.00%
Incentive fee, monthly trading profits basis				15.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Aspect [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name												Aspect Capital Limited ("Aspect")
Management fee, monthly basis												0.125%
Management fee, annual basis												1.50%
Incentive fee, monthly trading profits basis												20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Campbel [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name												Campbell & Company, Inc. ("Campbell")
Management fee, monthly basis							0.1667%					0.125%
Management fee, annual basis							2.00%					1.50%
Incentive fee, monthly trading profits basis												20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | FORT LP [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name												FORT, L.P. ("FORT")
Management fee, monthly basis												0.1041%
Management fee, annual basis												1.25%
Incentive fee, yearly trading profits basis												20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | SECOR [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name												SECOR
Management fee, monthly basis												0.1458%	0.1667%
Management fee, annual basis												1.75%	2.00%
Incentive fee, quarterly trading profits basis												20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Winton [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis					0.125%
Management fee, annual basis					1.50%
Incentive fee, monthly trading profits basis			20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Blackwater [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis											0.0625%
Management fee, annual basis											0.75%
Incentive fee, quarterly trading profits basis											20.00%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Rotella [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis														0.833%
Management fee, annual basis														1.00%
Incentive fee, monthly trading profits basis														20.00%
Ceres Tactical Currency L.P. [Member] | EMC [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis												0.0833%	0.1667%
Management fee, annual basis												1.00%	2.00%
Ceres Tactical Currency L.P. [Member] | Cambridge [Member]
Schedule Of Trading Advisors [Line Items]
Trading advisor name												Cambridge
Management fee, monthly basis												0.125%
Management fee, annual basis												1.50%
Incentive fee, quarterly trading profits basis												15.00%
Ceres Tactical Currency L.P. [Member] | Krom River [Member]
Schedule Of Trading Advisors [Line Items]
Management fee, monthly basis														0.0833%
Management fee, annual basis														1.00%
Incentive fee, quarterly trading profits basis														20.00%